Provisions, contingent assets and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Provisions Contingent Assets And Contingent Liabilities
Disclosure of Provision

Below are the changes in civil, labor and other risks provisions:
		12/31/2022
	Note	Civil	Labor	Other Risks	Total
Opening balance - 01/01		3,317	8,219	1,558	13,094
(-) Provisions guaranteed by indemnity clause	2d XIV	(225)	(879)	-	(1,104)
Subtotal		3,092	7,340	1,558	11,990
Adjustment / Interest	23	169	491	-	660
Changes in the period reflected in income	23	903	2,339	469	3,711
Increase (1)		1,403	2,663	469	4,535
Reversal		(500)	(324)	-	(824)
Payment		(1,140)	(2,936)	(183)	(4,259)
Subtotal		3,024	7,234	1,844	12,102
(+) Provisions guaranteed by indemnity clause	2d XIV	207	952	-	1,159
Closing balance		3,231	8,186	1,844	13,261
Current		1,157	2,949	605	4,711
Non-current		2,074	5,237	1,239	8,550

		12/31/2021
	Note	Civil	Labor	Other Risks	Total
Opening balance - 01/01		3,511	8,015	1,483	13,009
(-) Provisions guaranteed by indemnity clause	2d XIV	(216)	(950)	-	(1,166)
Subtotal		3,295	7,065	1,483	11,843
Adjustment / Interest	23	221	155	-	376
Changes in the period reflected in income	23	820	2,652	85	3,557
Increase		1,176	2,888	119	4,183
Reversal		(356)	(236)	(34)	(626)
Payment		(1,244)	(2,532)	(10)	(3,786)
Subtotal		3,092	7,340	1,558	11,990
(+) Provisions guaranteed by indemnity clause	2d XIV	225	879	-	1,104
Closing balance		3,317	8,219	1,558	13,094
Current		1,266	2,528	429	4,223
Non-current		2,051	5,691	1,129	8,871
1) Includes, in the labor provision, the effects of the Voluntary Severance Program.

Summary of Assets Pledged as Collateral for Lawsuits Involving Contingent Liabilities are Restricted or Deposited

Tax and social security provisions correspond to the principal amount of taxes involved in administrative or judicial tax lawsuits, subject to tax assessment notices, plus interest and, when applicable, fines and charges.
The table below shows the change in the provisions:
	Note	12/31/2022	12/31/2021
Opening balance - 01/01		6,498	6,810
(-) Provisions guaranteed by indemnity clause	2d XIV	(71)	(71)
Subtotal		6,427	6,739
Adjustment / Interest (1)		628	202
Changes in the period reflected in income		(829)	8
Increase (1)		156	180
Reversal (1)		(985)	(172)
Payment		(86)	(523)
Subtotal		6,140	6,426
(+) Provisions guaranteed by indemnity clause	2d XIV	74	72
Closing balance		6,214	6,498
Current		4	10
Non-current		6,210	6,488
1) The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.

The main discussions related to tax and social security provisions are described below:

•	INSS – Non-compensatory Amounts – R$ 1,935: the non-levy of social security contribution on amounts paid as profit sharing is defended. The balance of the deposits in guarantee is R$ 1,167.
•	PIS and COFINS – Calculation Basis – R$ 672: defending the levy of PIS and COFINS on revenue, a tax on revenue from the sales of assets and services. The balance of the deposits in guarantee is R$ 659.

III - Contingencies not provided for in the balance sheet

Amounts involved in administrative and judicial arguments with the risk of loss estimated as possible are not provided for and they are basically composed of:

Civil lawsuits and labor claims

In Civil Lawsuits with possible loss, total estimated risk is R$ 5,087 (R$ 4,903 at 12/31/2021), and in this total there are no amounts arising from interests in Joint Ventures.

For Labor Claims with possible loss, estimated risk is R$ 637 (R$ 448 at 12/31/2021).

 Tax and social security obligations

Tax and social security obligations of possible loss totaled R$ 40,958   (R$ 35,855  at 12/31/2021), and the main cases are described below:

•	INSS – Non-compensatory Amounts – R$ 8,915: defends the non-levy of this contribution on these amounts, among which are profit sharing and stock options.
•	ISS – Banking Activities/Provider Establishment – R$ 6,066: the levy and/or payment place of ISS for certain banking revenues are discussed.
•	IRPJ, CSLL, PIS and COFINS – Funding Expenses – R$ 5,338: the deductibility of raising costs (Interbank deposits rates) for funds that were capitalized between group companies.

•	IRPJ and CSLL – Goodwill – Deduction – R$ 3,677: the deductibility of goodwill for future expected profitability on the acquisition of investments.
•	PIS and COFINS - Reversal of Revenues from Depreciation in Excess – R$ 3,370 : discussing the accounting and tax treatment of PIS and COFINS upon settlement of leasing operations.
•	IRPJ, CSLL, PIS and COFINS – Requests for Offsetting Dismissed – R$ 2,508: cases in which the liquidity and the certainty of credits offset are discussed.
•	IRPJ and CSLL – Disallowance of Losses – R$ 1,327: discussion on the amount of tax loss (IRPJ) and/or social contribution (CSLL) tax loss carryforwards used by the Federal Revenue Service when drawing up tax assessment notes that are still pending a final decision.
•	IRPJ and CSLL - Deductibility of Loss in Loan Operations - R$ 958: assessments drawn up for the requirement of IRPJ and CSLL due to the alleged noncompliance with legal criteria for deducting losses in receipt of loans.

c) Accounts receivable – Reimbursement of provisions

The receivables balance arising from reimbursements of contingencies totals R$ 899 (R$ 888 at 12/31/2021), arising basically from the collateral established in Banco Banerj S.A. privatization process occurred in 1997, when the State of Rio de Janeiro created a fund to guarantee the equity recomposition in provisions for civil, labor and tax and social security claims.

d) Guarantees of contingencies, provisions and legal obligations

The guarantees related to legal proceedings involving ITAÚ UNIBANCO HOLDING and basically consist of:

		12/31/2022				12/31/2021
	Note	Civil	Labor	Tax	Total	Total
Deposits in guarantee	18a	1,761	2,044	9,196	13,001	12,264
Investment fund quotas		416	136	63	615	690
Surety		64	52	5,146	5,262	4,115
Insurance bond		1,622	1,461	16,173	19,256	18,771
Guarantee by government securities		-	-	292	292	242
Total		3,863	3,693	30,870	38,426	36,082

Summary of Assets Pledged as Collateral for Lawsuits Involving Contingent Liabilities are Restricted or Deposited

		12/31/2022				12/31/2021
	Note	Civil	Labor	Tax	Total	Total
Deposits in guarantee	18a	1,761	2,044	9,196	13,001	12,264
Investment fund quotas		416	136	63	615	690
Surety		64	52	5,146	5,262	4,115
Insurance bond		1,622	1,461	16,173	19,256	18,771
Guarantee by government securities		-	-	292	292	242
Total		3,863	3,693	30,870	38,426	36,082